Vessels, Net - Acquisition of Vessels (Details) $ in Thousands	4 Months Ended	5 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	May 09, 2018 USD ($)	Jun. 07, 2018 USD ($)	May 21, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 13, 2019 USD ($)	Dec. 16, 2019 USD ($)	Dec. 31, 2018
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Purchase price				$ 79,000
Navios Sphera
Property Plant And Equipment [Line Items]
Vessel year built							2016
Vessel type							Panamax
Vessel capacity in DWT							84,872
Navios Mars
Property Plant And Equipment [Line Items]
Vessel year built							2016
Vessel type							Capesize
Vessel capacity in DWT							181,259
Navios Altair I
Property Plant And Equipment [Line Items]
Vessel year built							2006
Vessel type							Panamax
Vessel capacity in DWT							74,475
Purchase price		$ 11,842
Navios Symmetry
Property Plant And Equipment [Line Items]
Vessel year built							2006
Vessel type							Panamax
Vessel capacity in DWT							74,381
Purchase price			$ 11,811
Navios Apollon I
Property Plant And Equipment [Line Items]
Vessel year built							2005
Vessel type							Panamax
Vessel capacity in DWT							87,052
Purchase price	$ 13,446
Sub-Panamax and Panamax vessels
Property Plant And Equipment [Line Items]
Purchase price					$ 56,083
Number of vessels acquired					5
Sub-Panamax vessels
Property Plant And Equipment [Line Items]
Number of vessels acquired					3
Panamax vessels
Property Plant And Equipment [Line Items]
Number of vessels acquired					2
Drybulk vessels
Property Plant And Equipment [Line Items]
Purchase price						$ 40,379
Number of vessels acquired						4
Proceeds From Lines Of Credit						$ 37,000